UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2014

2014 Semi-Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

CHNA	PowerShares China A-Share Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

2

Portfolio Composition

PowerShares Active U.S. Real Estate Fund (PSR)

Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Retail	24.8
Specialized	17.7
Residential	14.6
Health Care	12.2
Office	11.0
Hotel & Resort	8.0
Diversified	6.0
Industrial	5.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—6.0%
70,892	Cousins Properties, Inc.	$824,474
34,617	Duke Realty Corp.	606,490
22,903	Empire State Realty Trust, Inc., Class A	350,416
3,097	Vornado Realty Trust	317,752

		2,099,132

	Health Care—12.2%
34,958	HCP, Inc.	1,463,342
20,680	Health Care REIT, Inc.	1,304,701
7,297	Healthcare Realty Trust, Inc.	183,520
6,848	LTC Properties, Inc.	264,538
4,298	National Health Investors, Inc.	265,144
20,028	Senior Housing Properties Trust	470,057
4,814	Ventas, Inc.	318,109

		4,269,411

	Hotel & Resort—8.0%
42,573	Hersha Hospitality Trust	247,349
79,340	Host Hotels & Resorts, Inc.	1,701,843
32,191	RLJ Lodging Trust	858,534

		2,807,726

	Industrial—5.7%
48,851	Prologis, Inc.	1,984,816

	Office—11.0%
8,543	Alexandria Real Estate Equities, Inc.	630,644
15,427	BioMed Realty Trust, Inc.	322,424
4,169	Boston Properties, Inc.	488,357
25,036	Brandywine Realty Trust	364,274
12,172	Franklin Street Properties Corp.	148,255

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Office (continued)
5,824	Government Properties Income Trust	$148,221
9,573	Highwoods Properties, Inc.	386,270
17,160	Piedmont Office Realty Trust, Inc., Class A	302,188
10,104	SL Green Realty Corp.	1,057,990

		3,848,623

	Residential—14.6%
11,149	American Campus Communities, Inc.	425,892
10,875	AvalonBay Communities, Inc.	1,484,981
8,532	Camden Property Trust	584,357
32,203	Equity Residential	1,914,146
4,048	Essex Property Trust, Inc.	701,356

		5,110,732

	Retail—24.8%
31,972	Brixmor Property Group, Inc.	702,105
18,099	CBL & Associates Properties, Inc.	328,859
52,757	DDR Corp.	905,838
2,691	Equity One, Inc.	60,628
5,027	Federal Realty Investment Trust	590,874
55,333	General Growth Properties, Inc.	1,270,999
24,083	Glimcher Realty Trust	245,406
20,304	Kimco Realty Corp.	465,368
12,909	National Retail Properties, Inc.	440,584
7,017	Ramco-Gershenson Properties Trust	115,640
21,120	Realty Income Corp.	917,664
12,405	Simon Property Group, Inc.	2,148,546
6,785	Taubman Centers, Inc.	494,219

		8,686,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized—17.7%
24,895	American Tower Corp.	$2,079,231
11,463	Crown Castle International Corp.	833,704
21,570	CubeSmart	401,202
10,544	Plum Creek Timber Co., Inc.	459,718
3,973	Potlatch Corp.	151,888
4,906	Public Storage	861,052
3,409	Sovran Self Storage, Inc.	258,743
39,031	Weyerhaeuser Co.	1,165,075

		6,210,613

	Total Real Estate Investment Trusts (Cost $32,606,731)	35,017,783

	Money Market Fund—0.0%
4,241	Invesco Premier Portfolio—Institutional Class(b) (Cost $4,241)	4,241

	Total Investments (Cost $32,610,972)—100.0%	35,022,024
	Other assets less liabilities—(0.0)%	(850)

	Net Assets—100.0%	$35,021,174

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares China A-Share Portfolio (CHNA)

Risk Allocation* (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Asset Class	Risk Contribution	% of Net Assets
Equities	100%	100%

*	Based on futures contracts exposure.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Money Market Funds(a)—80.2%
400,000	Invesco Premier Portfolio—Institutional Class (Cost $400,000)	$400,000
400,000	Invesco Premier Tax-Exempt Portfolio—Institutional Class (Cost $400,000)	400,000
200,000	STIT-Government & Agency Portfolio—Institutional Class (Cost $200,000)	200,000
400,000	STIT-STIC Prime Portfolio—Institutional Class (Cost $400,000)	400,000
400,000	STIT-Treasury Portfolio (Cost $400,000)	400,000

	Total Investments (Cost $1,800,000)—80.2%	1,800,000
	Other assets less liabilities—19.8%	443,907

	Net Assets—100.0%	$2,243,907

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Portfolio Composition

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Information Technology	13.9
Financials	12.1
Health Care	9.9
Consumer Discretionary	8.9
Industrials	8.1
Energy	7.9
Consumer Staples	7.3
Materials	2.6
Utilities	2.4
Telecommunication Services	1.8
Money Market Fund Plus Other Assets Less Liabilities	25.1

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—74.9%
	Consumer Discretionary—8.9%
3,699	Amazon.com, Inc.(b)	$1,124,977
628	AutoNation, Inc.(b)	33,278
335	AutoZone, Inc.(b)	178,853
2,117	Bed Bath & Beyond, Inc.(b)	131,529
2,719	Best Buy Co., Inc.	70,504
2,266	BorgWarner, Inc.	140,809
2,128	Cablevision Systems Corp., Class A	35,538
2,221	CarMax, Inc.(b)	97,235
4,358	Carnival Corp.	171,313
5,487	CBS Corp., Class B	316,929
309	Chipotle Mexican Grill, Inc.(b)	154,036
2,760	Coach, Inc.	123,234
25,916	Comcast Corp., Class A	1,341,412
2,830	D.R. Horton, Inc.	63,052
1,305	Darden Restaurants, Inc.	64,872
2,772	Delphi Automotive PLC (United Kingdom)	185,280
4,710	DIRECTV(b)	365,496
2,213	Discovery Communications, Inc., Class A(b)	167,967
2,929	Dollar General Corp.(b)	165,313
2,070	Dollar Tree, Inc.(b)	107,785
1,014	Expedia, Inc.	71,984
951	Family Dollar Stores, Inc.	55,871
39,211	Ford Motor Co.	633,258
478	Fossil Group, Inc.(b)	50,979
1,151	GameStop Corp., Class A	45,672

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,261	Gannett Co., Inc.	$61,431
2,633	Gap, Inc. (The)	103,477
1,224	Garmin Ltd.	69,890
12,961	General Motors Co.	446,895
1,527	Genuine Parts Co.	133,032
2,741	Goodyear Tire & Rubber Co. (The)	69,073
42	Graham Holdings Co., Class B	28,192
2,727	H&R Block, Inc.	77,501
2,190	Harley-Davidson, Inc.	161,929
673	Harman International Industries, Inc.	73,768
1,158	Hasbro, Inc.	63,991
14,000	Home Depot, Inc. (The)	1,113,140
2,452	International Game Technology	30,773
4,216	Interpublic Group of Cos., Inc. (The)	73,443
6,603	Johnson Controls, Inc.	298,059
2,000	Kohl’s Corp.	109,580
2,424	L Brands, Inc.	131,381
1,383	Leggett & Platt, Inc.	45,445
1,749	Lennar Corp., Class A	67,494
10,397	Lowe’s Cos., Inc.	477,326
3,665	Macy’s, Inc.	210,481
2,200	Marriott International, Inc., Class A	127,446
3,384	Mattel, Inc.	132,704
9,842	McDonald’s Corp.	997,782
1,784	Michael Kors Holdings Ltd.(b)	162,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
608	Mohawk Industries, Inc.(b)	$80,505
596	Netflix, Inc.(b)	191,936
2,772	Newell Rubbermaid, Inc.	83,465
4,952	News Corp., Class A(b)	84,283
7,396	NIKE, Inc., Class B	539,538
1,423	Nordstrom, Inc.	87,201
2,568	Omnicom Group, Inc.	173,802
1,059	O’Reilly Automotive, Inc.(b)	157,569
1,030	PetSmart, Inc.	69,710
518	Priceline Group, Inc. (The)(b)	599,715
3,412	PulteGroup, Inc.	62,747
811	PVH Corp.	101,837
589	Ralph Lauren Corp.	89,157
2,136	Ross Stores, Inc.	145,419
1,092	Scripps Networks Interactive, Inc., Class A	81,976
6,470	Staples, Inc.	80,875
7,515	Starbucks Corp.	530,709
1,909	Starwood Hotels & Resorts Worldwide, Inc.	146,325
6,285	Target Corp.	388,099
1,096	Tiffany & Co.	95,889
2,758	Time Warner Cable, Inc.	390,147
8,876	Time Warner, Inc.	589,899
7,072	TJX Cos., Inc. (The)	411,449
1,389	Tractor Supply Co.	93,396
1,104	TripAdvisor, Inc.(b)	89,137
19,296	Twenty-First Century Fox, Inc., Class A	617,858
1,590	Under Armour, Inc., Class A(b)	77,735
1,085	Urban Outfitters, Inc.(b)	38,686
3,504	VF Corp.	214,059
3,961	Viacom, Inc., Class B	336,606
16,200	Walt Disney Co. (The)	1,285,308
771	Whirlpool Corp.	118,256
1,275	Wyndham Worldwide Corp.	90,959
805	Wynn Resorts Ltd.	164,131
4,403	Yum! Brands, Inc.	338,987

		19,811,480

	Consumer Staples—7.3%
19,813	Altria Group, Inc.	794,699
6,545	Archer-Daniels-Midland Co.	286,213
4,316	Avon Products, Inc.	65,948
10	Beam, Inc. (Japan)	835
1,612	Brown-Forman Corp., Class B	144,629
1,778	Campbell Soup Co.	80,881
1,292	Clorox Co. (The)	117,184
37,674	Coca-Cola Co. (The)	1,536,722
2,364	Coca-Cola Enterprises, Inc.	107,420
8,681	Colgate-Palmolive Co.	584,231
4,180	ConAgra Foods, Inc.	127,532
1,662	Constellation Brands, Inc., Class A(b)	132,694
4,372	Costco Wholesale Corp.	505,753
11,757	CVS Caremark Corp.	854,969
1,961	Dr Pepper Snapple Group, Inc.	108,679
2,542	Estee Lauder Cos., Inc. (The), Class A	184,473
6,208	General Mills, Inc.	329,148
1,490	Hershey Co. (The)	143,398
1,337	Hormel Foods Corp.	63,762

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
1,029	J.M. Smucker Co. (The)	$99,484
2,554	Kellogg Co.	170,684
1,284	Keurig Green Mountain, Inc.	120,285
3,771	Kimberly-Clark Corp.	423,295
5,930	Kraft Foods Group, Inc.	337,180
5,137	Kroger Co. (The)	236,507
3,600	Lorillard, Inc.	213,912
1,304	McCormick & Co., Inc.,	92,845
2,003	Mead Johnson Nutrition Co.	176,785
1,575	Molson Coors Brewing Co., Class B	94,453
16,911	Mondelez International, Inc., Class A	602,877
1,343	Monster Beverage Corp.(b)	89,927
15,136	PepsiCo, Inc.	1,300,031
15,760	Philip Morris International, Inc.	1,346,377
26,956	Procter & Gamble Co. (The)	2,225,218
3,096	Reynolds American, Inc.	174,707
2,289	Safeway, Inc.	77,963
5,816	Sysco Corp.	211,877
2,675	Tyson Foods, Inc., Class A	112,270
8,692	Walgreen Co.	590,187
16,085	Wal-Mart Stores, Inc.	1,282,135
3,699	Whole Foods Market, Inc.	183,840

		16,332,009

	Energy—7.9%
5,009	Anadarko Petroleum Corp.	495,991
3,923	Apache Corp.	340,516
4,347	Baker Hughes, Inc.	303,855
4,198	Cabot Oil & Gas Corp.	164,897
2,154	Cameron International Corp.(b)	139,924
5,034	Chesapeake Energy Corp.	144,727
18,981	Chevron Corp.	2,382,495
12,190	ConocoPhillips	905,839
2,278	CONSOL Energy, Inc.	101,394
3,540	Denbury Resources, Inc.	59,543
3,809	Devon Energy Corp.	266,630
690	Diamond Offshore Drilling, Inc.	37,681
2,266	Ensco PLC, Class A	114,320
5,433	EOG Resources, Inc.	532,434
1,499	EQT Corp.	163,376
42,962	Exxon Mobil Corp.	4,399,738
2,346	FMC Technologies, Inc.(b)	133,018
8,458	Halliburton Co.	533,446
1,071	Helmerich & Payne, Inc.	116,364
2,718	Hess Corp.	242,337
6,660	Kinder Morgan, Inc.	217,516
6,930	Marathon Oil Corp.	250,520
2,928	Marathon Petroleum Corp.	272,158
1,714	Murphy Oil Corp.	108,719
2,594	Nabors Industries Ltd.	66,199
4,259	National Oilwell Varco, Inc.	334,459
1,354	Newfield Exploration Co.(b)	45,833
2,522	Noble Corp. PLC	77,703
3,578	Noble Energy, Inc.	256,829
7,902	Occidental Petroleum Corp.	756,617
2,067	ONEOK, Inc.	130,676
2,699	Peabody Energy Corp.	51,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
5,842	Phillips 66	$486,171
1,422	Pioneer Natural Resources Co.	274,830
1,783	QEP Resources, Inc.	54,720
1,627	Range Resources Corp.	147,162
1,234	Rowan Cos. PLC, Class A(b)	38,155
12,998	Schlumberger Ltd.	1,319,947
3,510	Southwestern Energy Co.(b)	168,059
6,662	Spectra Energy Corp.	264,548
1,310	Tesoro Corp.	73,740
3,375	Transocean Ltd.	145,361
5,296	Valero Energy Corp.	302,772
6,804	Williams Cos., Inc. (The)	286,925

		17,709,452

	Financials—12.1%
3,348	ACE Ltd.	342,567
4,532	Aflac, Inc.	284,247
4,444	Allstate Corp. (The)	253,086
9,085	American Express Co.	794,302
14,556	American International Group, Inc.	773,360
3,926	American Tower Corp. REIT	327,900
1,899	Ameriprise Financial, Inc.	211,985
2,993	Aon PLC (United Kingdom)	254,046
1,453	Apartment Investment & Management Co., Class A REIT	44,796
711	Assurant, Inc.	47,929
1,208	AvalonBay Communities, Inc. REIT	164,952
105,073	Bank of America Corp.	1,590,805
11,286	Bank of New York Mellon Corp. (The)	382,257
7,069	BB&T Corp.	263,886
17,897	Berkshire Hathaway, Inc., Class B(b)	2,306,028
1,250	BlackRock, Inc.	376,250
1,520	Boston Properties, Inc. REIT	178,053
5,694	Capital One Financial Corp.	420,787
2,772	CBRE Group, Inc., Class A(b)	73,846
11,620	Charles Schwab Corp. (The)	308,511
2,441	Chubb Corp. (The)	224,767
1,463	Cincinnati Financial Corp.	71,307
30,188	Citigroup, Inc.	1,446,307
3,136	CME Group, Inc.	220,743
1,809	Comerica, Inc.	87,266
3,323	Crown Castle International Corp. REIT	241,682
4,682	Discover Financial Services	261,724
2,867	E*TRADE Financial Corp.(b)	64,364
3,340	Equity Residential REIT	198,530
615	Essex Property Trust, Inc. REIT	106,555
8,464	Fifth Third Bancorp	174,443
4,015	Franklin Resources, Inc.	210,185
5,184	General Growth Properties, Inc. REIT	119,076
4,924	Genworth Financial, Inc., Class A(b)	87,893
4,187	Goldman Sachs Group, Inc. (The)	669,166
4,437	Hartford Financial Services Group, Inc. (The)	159,155
4,545	HCP, Inc. REIT	190,254
2,884	Health Care REIT, Inc.	181,952
7,523	Host Hotels & Resorts, Inc. REIT	161,368
4,727	Hudson City Bancorp, Inc.	47,081
8,264	Huntington Bancshares, Inc.	75,698

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,143	IntercontinentalExchange, Inc.	$233,675
4,327	Invesco Ltd.(c)	152,354
37,648	JPMorgan Chase & Co.	2,107,535
8,844	KeyCorp	120,632
4,073	Kimco Realty Corp. REIT	93,353
1,040	Legg Mason, Inc.	48,766
3,113	Leucadia National Corp.	79,444
2,621	Lincoln National Corp.	127,145
3,044	Loews Corp.	133,845
1,303	M&T Bank Corp.	158,979
1,399	Macerich Co. (The) REIT	90,809
5,453	Marsh & McLennan Cos., Inc.	268,887
2,696	McGraw-Hill Financial, Inc.	199,315
11,170	MetLife, Inc.	584,749
1,871	Moody’s Corp.	146,873
13,946	Morgan Stanley	431,350
1,162	NASDAQ OMX Group, Inc. (The)	42,878
4,235	Navient Corp. when-issued	69,835
2,219	Northern Trust Corp.	133,695
3,084	People’s United Financial, Inc.	44,040
1,761	Plum Creek Timber Co., Inc. REIT	76,780
5,311	PNC Financial Services Group, Inc.	446,336
2,733	Principal Financial Group, Inc.	128,014
5,446	Progressive Corp. (The)	132,066
4,969	Prologis, Inc. REIT	201,890
4,602	Prudential Financial, Inc.	371,289
1,438	Public Storage REIT	252,383
14,114	Regions Financial Corp.	143,116
3,123	Simon Property Group, Inc. REIT	540,904
26	SLM Corp.	670
4,290	State Street Corp.	276,962
5,316	SunTrust Banks, Inc.	203,390
2,605	T. Rowe Price Group, Inc.	213,949
879	Torchmark Corp.	70,056
3,504	Travelers Cos., Inc. (The)	317,392
18,120	U.S. Bancorp	738,934
2,580	Unum Group	85,708
2,926	Ventas, Inc. REIT	193,350
1,733	Vornado Realty Trust REIT	177,806
47,607	Wells Fargo & Co.	2,363,211
5,812	Weyerhaeuser Co. REIT	173,488
2,745	XL Group PLC	86,056
1,837	Zions Bancorp.	53,126

		26,914,144

	Health Care—9.9%
15,342	Abbott Laboratories	594,349
15,792	AbbVie, Inc.	822,447
1,733	Actavis PLC(b)	354,104
3,605	Aetna, Inc.	257,577
3,314	Agilent Technologies, Inc.	179,089
1,966	Alexion Pharmaceuticals, Inc.(b)	311,021
2,966	Allergan, Inc.	491,881
2,278	AmerisourceBergen Corp.	148,480
7,506	Amgen, Inc.	838,795
5,399	Baxter International, Inc.	392,993
1,920	Becton, Dickinson and Co.	217,018
2,352	Biogen Idec, Inc.(b)	675,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
13,165	Boston Scientific Corp.(b)	$166,011
16,346	Bristol-Myers Squibb Co.	818,771
772	C.R. Bard, Inc.	106,019
3,409	Cardinal Health, Inc.	236,960
2,073	CareFusion Corp.(b)	80,971
4,037	Celgene Corp.(b)	593,479
2,940	Cerner Corp.(b)	150,822
2,721	Cigna Corp.	217,789
4,483	Covidien PLC	319,414
1,760	DaVita HealthCare Partners, Inc.(b)	121,968
1,411	DENTSPLY International, Inc.	62,973
1,068	Edwards Lifesciences Corp.(b)	87,010
9,795	Eli Lilly & Co.	578,884
7,717	Express Scripts Holding Co.(b)	513,798
2,372	Forest Laboratories, Inc.(b)	218,011
15,293	Gilead Sciences, Inc.(b)	1,200,348
1,654	Hospira, Inc.(b)	75,753
1,530	Humana, Inc.	167,917
378	Intuitive Surgical, Inc.(b)	136,723
28,127	Johnson & Johnson	2,848,984
847	Laboratory Corp. of America Holdings(b)	83,599
2,287	McKesson Corp.	386,938
9,949	Medtronic, Inc.	585,200
29,235	Merck & Co., Inc.	1,712,002
3,698	Mylan, Inc.(b)	187,784
816	Patterson Cos., Inc.	33,211
1,122	PerkinElmer, Inc.	47,090
1,329	Perrigo Co. PLC	192,519
63,462	Pfizer, Inc.	1,985,091
1,435	Quest Diagnostics, Inc.	80,260
784	Regeneron Pharmaceuticals, Inc.(b)	232,762
2,820	St. Jude Medical, Inc.	178,985
2,930	Stryker Corp.	227,808
964	Tenet Healthcare Corp.(b)	43,457
3,895	Thermo Fisher Scientific, Inc.	444,030
9,836	UnitedHealth Group, Inc.	738,093
1,028	Varian Medical Systems, Inc.(b)	81,777
2,343	Vertex Pharmaceuticals, Inc.(b)	158,621
846	Waters Corp.(b)	83,365
2,807	WellPoint, Inc.	282,609
1,682	Zimmer Holdings, Inc.	162,818
4,972	Zoetis, Inc.	150,453

		22,064,137

	Industrials—8.1%
6,261	3M Co.	870,842
1,821	ADT Corp. (The)	55,067
894	Allegion PLC	44,119
2,436	AMETEK, Inc.	128,426
6,800	Boeing Co. (The)	877,336
1,476	C.H. Robinson Worldwide, Inc.	86,936
6,341	Caterpillar, Inc.	668,341
1,000	Cintas Corp.	58,930
10,018	CSX Corp.	282,708
1,727	Cummins, Inc.	260,518
5,973	Danaher Corp.	438,299
3,677	Deere & Co.	343,211

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
8,444	Delta Air Lines, Inc.	$310,993
1,689	Dover Corp.	145,930
373	Dun & Bradstreet Corp. (The)	41,313
4,725	Eaton Corp. PLC	343,224
6,989	Emerson Electric Co.	476,510
1,212	Equifax, Inc.	85,822
2,013	Expeditors International of Washington, Inc.	83,016
2,715	Fastenal Co.	135,967
2,762	FedEx Corp.	376,322
1,366	Flowserve Corp.	99,786
1,595	Fluor Corp.	120,741
3,233	General Dynamics Corp.	353,852
99,754	General Electric Co.	2,682,385
7,795	Honeywell International, Inc.	724,155
3,886	Illinois Tool Works, Inc.	331,204
2,571	Ingersoll-Rand PLC	153,746
1,694	Iron Mountain, Inc.	48,177
1,311	Jacobs Engineering Group, Inc.(b)	75,645
995	Joy Global, Inc.	60,078
1,097	Kansas City Southern	110,665
852	L-3 Communications Holdings, Inc.	98,295
2,686	Lockheed Martin Corp.	440,880
3,544	Masco Corp.	71,199
2,824	Nielsen Holdings NV	132,587
3,079	Norfolk Southern Corp.	291,058
2,154	Northrop Grumman Corp.	261,733
3,523	PACCAR, Inc.	225,402
1,092	Pall Corp.	91,892
1,482	Parker Hannifin Corp.	188,036
1,962	Pentair Ltd.	145,757
2,012	Pitney Bowes, Inc.	53,922
1,444	Precision Castparts Corp.	365,462
2,163	Quanta Services, Inc.(b)	76,311
3,120	Raytheon Co.	297,898
2,691	Republic Services, Inc.	94,427
1,365	Robert Half International, Inc.	61,152
1,382	Rockwell Automation, Inc.	164,707
1,343	Rockwell Collins, Inc.	104,284
989	Roper Industries, Inc.	137,422
530	Ryder System, Inc.	43,555
580	Snap-On, Inc.	67,280
6,979	Southwest Airlines Co.	168,682
1,549	Stanley Black & Decker, Inc.	133,044
846	Stericycle, Inc.(b)	98,508
2,807	Textron, Inc.	114,806
4,575	Tyco International Ltd.	187,118
4,524	Union Pacific Corp.	861,505
7,067	United Parcel Service, Inc., Class B	696,099
8,373	United Technologies Corp.	990,777
610	W.W. Grainger, Inc.	155,184
4,300	Waste Management, Inc.	191,135
1,835	Xylem, Inc.	68,978

		17,953,359

	Information Technology—13.9%
6,333	Accenture PLC, Class A	508,033
4,620	Adobe Systems, Inc.(b)	285,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,775	Akamai Technologies, Inc.(b)	$94,199
528	Alliance Data Systems Corp.(b)	127,723
3,156	Altera Corp.	102,633
1,574	Amphenol Corp., Class A	150,081
3,106	Analog Devices, Inc.	159,307
8,869	Apple, Inc.	5,233,508
12,040	Applied Materials, Inc.	229,482
2,259	Autodesk, Inc.(b)	108,477
4,792	Automatic Data Processing, Inc.	373,584
5,488	Broadcom Corp., Class A	169,085
3,206	CA, Inc.	96,629
51,216	Cisco Systems, Inc.	1,183,602
1,826	Citrix Systems, Inc.(b)	108,300
6,038	Cognizant Technology Solutions Corp., Class A(b)	289,250
1,449	Computer Sciences Corp.	85,752
13,840	Corning, Inc.	289,394
11,586	eBay, Inc.(b)	600,502
3,078	Electronic Arts, Inc.(b)	87,107
20,139	EMC Corp.	519,586
672	F5 Networks, Inc.(b)	70,674
16,985	Facebook, Inc., Class A(b)	1,015,363
2,890	Fidelity National Information Services, Inc.	154,413
701	First Solar, Inc.(b)	47,311
2,532	Fiserv, Inc.(b)	153,895
1,402	FLIR Systems, Inc.	47,724
2,799	Google, Inc., Class A(b)	1,497,129
2,805	Google, Inc., Class C(b)	1,477,281
1,064	Harris Corp.	78,225
18,841	Hewlett-Packard Co.	622,884
49,433	Intel Corp.	1,319,367
9,732	International Business Machines Corp.	1,912,046
2,815	Intuit, Inc.	213,236
1,868	Jabil Circuit, Inc.	32,242
4,706	Juniper Networks, Inc.(b)	116,191
1,655	KLA-Tencor Corp.	105,904
1,614	Lam Research Corp.(b)	92,983
2,345	Linear Technology Corp.	104,353
5,550	LSI Corp.	61,827
10,147	MasterCard, Inc., Class A	746,312
1,979	Microchip Technology, Inc.	94,082
10,547	Micron Technology, Inc.(b)	275,488
75,102	Microsoft Corp.	3,034,121
2,247	Motorola Solutions, Inc.	142,864
3,292	NetApp, Inc.	117,228
5,510	NVIDIA Corp.	101,770
34,431	Oracle Corp.	1,407,539
3,223	Paychex, Inc.	134,754
16,814	QUALCOMM, Inc.	1,323,430
1,886	Red Hat, Inc.(b)	91,754
5,580	Salesforce.com, Inc.(b)	288,207
2,243	SanDisk Corp.	190,588
3,268	Seagate Technology PLC	171,831
6,875	Symantec Corp.	139,425
4,078	TE Connectivity Ltd. (Switzerland)	240,520
1,584	Teradata Corp.(b)	72,009

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
10,781	Texas Instruments, Inc.	$489,996
1,643	Total System Services, Inc.	52,198
1,250	Verisign, Inc.(b)	58,975
5,039	Visa, Inc., Class A	1,020,952
2,091	Western Digital Corp.	184,280
5,449	Western Union Co. (The)	86,476
11,073	Xerox Corp.	133,873
2,652	Xilinx, Inc.	125,148
9,334	Yahoo!, Inc.(b)	335,557

		30,983,667

	Materials—2.6%
2,104	Air Products & Chemicals, Inc.	247,262
661	Airgas, Inc.	70,238
11,644	Alcoa, Inc.	156,845
1,075	Allegheny Technologies, Inc.	44,290
955	Avery Dennison Corp.	46,470
1,399	Ball Corp.	78,610
1,010	Bemis Co., Inc.	40,642
550	CF Industries Holdings, Inc.	134,843
12,089	Dow Chemical Co. (The)	603,241
9,217	E.I. du Pont de Nemours & Co.	620,488
1,514	Eastman Chemical Co.	131,975
2,693	Ecolab, Inc.	281,796
1,321	FMC Corp.	101,717
10,325	Freeport-McMoRan Copper & Gold, Inc.	354,870
808	International Flavors & Fragrances, Inc.	79,604
4,363	International Paper Co.	203,534
4,295	LyondellBasell Industries NV, Class A	397,288
1,737	MeadWestvaco Corp.	67,865
5,217	Monsanto Co.	577,522
3,371	Mosaic Co. (The)	168,685
4,952	Newmont Mining Corp.	122,958
3,167	Nucor Corp.	163,892
1,638	Owens-Illinois, Inc.(b)	52,056
1,379	PPG Industries, Inc.	267,002
2,923	Praxair, Inc.	381,598
1,950	Sealed Air Corp.	66,905
847	Sherwin-Williams Co. (The)	169,264
1,186	Sigma-Aldrich Corp.	114,105
1,439	United States Steel Corp.	37,443
1,298	Vulcan Materials Co.	83,760

		5,866,768

	Telecommunication Services—1.8%
51,769	AT&T, Inc.	1,848,153
5,745	CenturyLink, Inc.	200,558
9,937	Frontier Communications Corp.	59,125
41,172	Verizon Communications, Inc.	1,923,968
5,927	Windstream Holdings, Inc.	53,758

		4,085,562

	Utilities—2.4%
6,549	AES Corp. (The)	94,633
1,179	AGL Resources, Inc.	63,666
2,413	Ameren Corp.	99,681
4,850	American Electric Power Co., Inc.	260,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
4,262	CenterPoint Energy, Inc.	$105,527
2,650	CMS Energy Corp.	80,321
2,912	Consolidated Edison, Inc.	168,983
5,782	Dominion Resources, Inc.	419,426
1,761	DTE Energy Co.	137,605
7,023	Duke Energy Corp.	523,143
3,239	Edison International	183,198
1,775	Entergy Corp.	128,688
8,526	Exelon Corp.	298,666
4,164	FirstEnergy Corp.	140,535
795	Integrys Energy Group, Inc.	48,718
4,330	NextEra Energy, Inc.	432,351
3,121	NiSource, Inc.	113,355
3,135	Northeast Utilities	148,160
3,233	NRG Energy, Inc.	105,784
2,489	Pepco Holdings, Inc.	66,606
4,550	PG&E Corp.	207,389
1,097	Pinnacle West Capital Corp.	61,377
6,272	PPL Corp.	209,108
5,032	Public Service Enterprise Group, Inc.	206,161
1,405	SCANA Corp.	75,420
2,260	Sempra Energy	222,859
8,827	Southern Co. (The)	404,541
2,040	TECO Energy, Inc.	36,638
2,247	Wisconsin Energy Corp.	108,935
4,956	Xcel Energy, Inc.	157,948

		5,310,400

	Total Common Stocks and Other Equity Interests (Cost $156,977,231)	167,030,978

	Money Market Fund—21.8%
48,715,020	Invesco Premier Portfolio—Institutional Class(d) (Cost $48,715,020)	48,715,020

	Total Investments (Cost $205,692,251)—96.7%	215,745,998
	Other assets less liabilities—3.3%	7,459,980

	Net Assets—100.0%	$223,205,978

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Assets:
Unaffiliated investments, at value	$35,017,783	$—	$166,878,624
Affiliated investments, at value	4,241	1,800,000	48,867,374

Total investments, at value	35,022,024	1,800,000	215,745,998
Cash	—	34,919	—
Cash collateral for futures contracts	—	428,982	7,138,609
Receivables:
Dividends	21,709	29	155,306
Investments sold	—	—	175,560
Shares sold	—	—	1,377,805

Total Assets	35,043,733	2,263,930	224,593,278

Liabilities:
Payables:
Investments purchased	—	—	1,109,378
Unrealized depreciation on futures contracts	—	19,222	217,195
Accrued unitary management fees	22,559	801	60,727

Total Liabilities	22,559	20,023	1,387,300

Net Assets	$35,021,174	$2,243,907	$223,205,978

Net Assets Consist of:
Shares of beneficial interest	$33,105,502	$2,539,577	$221,341,682
Undistributed net investment income (loss)	133,660	(5,431)	(490,594)
Undistributed net realized gain (loss)	(629,040)	(271,017)	(7,481,661)
Net unrealized appreciation (depreciation)	2,411,052	(19,222)	9,836,551

Net Assets	$35,021,174	$2,243,907	$223,205,978

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	100,001	8,100,001
Net asset value	$63.67	$22.44	$27.56

Market price	$63.61	$22.51	$27.56

Unaffiliated investments, at cost	$32,606,731	$—	$156,830,694

Affiliated investments, at cost	$4,241	$1,800,000	$48,861,557

Total investments, at cost	$32,610,972	$1,800,000	$205,692,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Investment Income:
Unaffiliated dividend income	$498,136	$—	$1,174,679
Affiliated dividend income	—	(190)	3,900
Foreign withholding tax	—	—	(98)

Total Income	498,136	(190)	1,178,481

Expenses:
Unitary management fees	129,900	5,765	276,952

Total Expenses	129,900	5,765	276,952

Waivers	(14)	(714)	(19,165)

Net Expenses	129,886	5,051	257,787

Net Investment Income (Loss)	368,250	(5,241)	920,694

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(431,664)	—	(2,252,048)
In-kind redemptions	904,657	—	6,198,529
Futures contracts	—	(205,115)	(5,250,181)

Net realized gain (loss)	472,993	(205,115)	(1,303,700)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,523,906	—	3,105,178
Futures contracts	—	(51,323)	(155,508)

Net change in unrealized appreciation (depreciation)	1,523,906	(51,323)	2,949,670

Net realized and unrealized gain (loss)	1,996,899	(256,438)	1,645,970

Net increase (decrease) in net assets resulting from operations	$2,365,149	$(261,679)	$2,566,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares China A-Share Portfolio (CHNA)		PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013(a)	April 30, 2014	October 31, 2013(b)
Operations:
Net investment income (loss)	$368,250	$400,012	$(5,241)	$(190)	$920,694	$457,287
Net realized gain (loss)	472,993	430,139	(205,115)	(65,902)	(1,303,700)	(6,177,961)
Net change in unrealized appreciation (depreciation)	1,523,906	(106,800)	(51,323)	32,101	2,949,670	6,886,881

Net increase (decrease) in net assets resulting from operations	2,365,149	723,351	(261,679)	(33,991)	2,566,664	1,166,207

Distributions to Shareholders from:
Net investment income	(398,002)	(299,128)	—	—	(1,575,045)	(293,585)

Total distributions to shareholders	(398,002)	(299,128)	—	—	(1,575,045)	(293,585)

Shareholder Transactions:
Proceeds from shares sold	9,209,342	27,795,852	—	2,539,577	173,658,223	88,709,552
Value of shares repurchased	(9,334,982)	(17,434,445)	—	—	(41,026,038)	—

Net increase (decrease) in net assets resulting from shares transactions	(125,640)	10,361,407	—	2,539,577	132,632,185	88,709,552

Increase (decrease) in Net Assets	1,841,507	10,785,630	(261,679)	2,505,586	133,623,804	89,582,174

Net Assets:
Beginning of period	33,179,667	22,394,037	2,505,586	—	89,582,174	—

End of period	$35,021,174	$33,179,667	$2,243,907	$2,505,586	$223,205,978	$89,582,174

Undistributed net investment income (loss) at end of period	$133,660	$163,412	$(5,431)	$(190)	$(490,594)	$163,757

Changes in Shares Outstanding:
Shares sold	150,000	450,000	—	100,001	6,300,000	3,300,001
Shares repurchased	(150,000)	(300,000)	—	—	(1,500,000)	—
Shares outstanding, beginning of period	550,000	400,000	100,001	—	3,300,001	—

Shares outstanding, end of period	550,000	550,000	100,001	100,001	8,100,001	3,300,001

(a)	For the period October 8, 2013 (commencement of investment operations) through October 31, 2013.
(b)	For the period December 4, 2012 (commencement of investment operations) through October 31, 2013.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period November 19, 2008(a) through October 31, 2009
			2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$60.33		$55.99	$50.32	$45.42	$33.01	$21.66
Net investment income(b)	0.67		0.93	0.77	0.54	1.07	0.72
Net realized and unrealized gain on investments	3.39		4.20	5.82	5.15	12.06	11.21
Total from investment operations	4.06		5.13	6.59	5.69	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.72)		(0.79)	(0.84)	(0.79)	(0.72)	(0.58)
Capital gains	—		—	(0.08)	—	—	—
Total distributions	(0.72)		(0.79)	(0.92)	(0.79)	(0.72)	(0.58)
Net asset value at end of period	$63.67		$60.33	$55.99	$50.32	$45.42	$33.01
Market price at end of period(c)	$63.61		$60.35	$55.94	$50.36	$45.42	$33.05
Net Asset Value Total Return(d)	6.87%		9.23%	13.22%	12.77%	40.16%	55.56	%(e)
Market Price Total Return(d)	6.73%		9.37%	13.03%	12.86%	39.98%	55.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,021		$33,180	$22,394	$17,612	$20,438	$8,253
Ratio to average net assets of:
Expenses, after Waivers	0.80	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)
Expenses, prior to Waivers	0.80	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)
Net investment income	2.27	%(f)	1.56%	1.42%	1.10%	2.65%	2.83	%(f)
Portfolio turnover rate(g)	71%		131%	33%	37%	20%	46%

PowerShares China A-Share Portfolio (CHNA)

	Six Months Ended April 30, 2014 (Unaudited)		For the Period October 8, 2013(a) through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.06		$25.40
Net investment income(b)	(0.05)		0.00	(h)
Net realized and unrealized gain on investments	(2.57)		(0.34)
Total from investment operations	(2.62)		(0.34)
Net asset value at end of period	$22.44		$25.06
Market price at end of period(c)	$22.51		$25.18
Net Asset Value Total Return(d)	(10.46)%		(1.34	)%(i)
Market Price Total Return(d)	(10.60)%		(0.87	)%(i)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,244		$2,506
Ratio to average net assets of:
Expenses, after Waivers	0.44	%(f)(j)	0.45	%(f)
Expenses, prior to Waivers	0.50	%(f)(j)	0.50	%(f)
Net investment income (loss), after Waivers	(0.45	)%(f)	(0.13	)%(f)

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 20, 2008, the first day of trading on the Exchange) to October 31, 2009 was 67.47%. The market price total return from Fund Inception to October 31, 2009 was 68.71%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than $0.005.
(i)	The net asset value total return from Fund Inception (October 10, 2013, the first day of trading on the Exchange) to October 31, 2013 was (1.07)%. The market price total return from Fund Inception to October 31, 2013 was (0.83)%.
(j)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	Six Months Ended April 30, 2014 (Unaudited)		For the Period December 4, 2012(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.15		$25.00
Net investment income(b)	0.18		0.33
Net realized and unrealized gain on investments	0.59		2.04
Total from investment operations	0.77		2.37
Distribution to shareholders from:
Net investment income	(0.36)		(0.22)
Net asset value at end of period	$27.56		$27.15
Market price at end of period(c)	$27.56		$27.23
Net Asset Value Total Return(d)	2.82%		9.51	%(e)
Market Price Total Return(d)	2.52%		9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$223,206		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(f)(g)	0.38	%(g)
Expenses, prior to Waivers	0.39	%(f)(g)	0.39	%(g)
Net investment income, after Waivers	1.30	%(g)	1.37	%(g)
Portfolio turnover rate(h)	95%		99%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the Exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered three portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares China A-Share Portfolio (CHNA)	“China A-Share Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for China A-Share Portfolio are issued and redeemed in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged Portfolio are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for China A-Share Portfolio is to provide long-term capital appreciation. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For the purpose of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

China Investment Risk. For China A-Share Portfolio there are significant legal requirements that must be resolved before the Fund can invest directly in A-Shares. Currently, the Fund will invest in futures. Investing in futures based on the performance of Chinese companies included in the FTSE China A50 Index involves several risks: The economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, from time to time the Chinese government has taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulated economic expansion. The regulatory oversight of Chinese companies differs from that in the United States and may not otherwise deter or uncover fraudulent actions by the issuers.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

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Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing Active U.S. Real Estate Fund’s portfolio securities, the Fund’s sub-adviser, Invesco Advisers, Inc., and in managing China A-Share Portfolio’s and S&P 500® Downside Hedged Portfolio’s securities, the Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), China A-Share Portfolio currently effects creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind because of the nature of each Fund’s investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

Tax Risk. The China A-Share Portfolio may invest in stock index futures contracts that provide exposure to the China A-Shares market, including the Futures. S&P 500® Downside Hedged Fund will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, E-mini S&P 500® Futures).To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”), the Fund must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to Fund shareholders. The Fund believes that income from the Futures should be treated as qualifying income for purposes of this qualifying income test, and thus that the Fund should qualify as a RIC. If the Internal Revenue Service (“IRS”) were to determine that the income that the Fund derives from the Futures did not constitute qualifying income, and if that position were upheld, the Fund likely would be required to reduce its exposure to such investments in order to maintain its qualification as a RIC, which may result in difficulty in implementing its investment strategies.

Commodity Pool Risk. The China A-Share Portfolio and the S&P 500® Downside Hedged Fund investments in Futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with CFTC rules. Registration as a CPO subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of funds whose adviser is required to register as a CPO. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax,

19

if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below), as applicable, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for China A-Share Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. China A-Share Portfolio declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Futures Contracts

China A-Share Portfolio and S&P 500® Downside Hedged Portfolio will enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes. China A-Share Portfolio may enter into FTSE China A50 Index futures contracts to simulate full investment in the China A-Shares securities. S&P 500® Downside Hedged Portfolio may enter into U.S. listed futures contracts on the VIX Index and on the S&P 500® Index (E-mMini S&P 500 Futures”) to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs.

A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. China A-Share Portfolio will only enter into futures contracts that are traded on the Singapore Exchange and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As the futures contracts on the FTSE China A50 Index, VIX Index or an E-Mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of future contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of S&P 500® Downside Hedged Portfolio Shares. At any given time, S&P 500® Downside Hedged Portfolio may invest in ETFs and exchange-traded notes that are listed on a U.S. securities exchange and that provide exposure to the VIX Index which may not correspond identically to the direction of the VIX Index. China A-Share Portfolio may invest in ETFs that provide exposure to the China A-Share market. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

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Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for Active U.S. Real Estate Fund, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Sub-Advisers”), all of which are affiliates of the Adviser.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund, payments to the Sub-Advisers, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
China A-Share Portfolio	0.50%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Advisers for the Active U.S. Real Estate Fund. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.”

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

Active U.S. Real Estate Fund	$14
China A-Share Portfolio	714
S&P 500® Downside Hedged Portfolio	19,165

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. for the six-month period ended April 30, 2014.

S&P 500® Downside Hedged Portfolio

	Value October 31, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2014	Dividend Income
Invesco Ltd.	$72,596	$210,103	$(133,806)	$(1,284)	$4,745	$152,354	$1,293

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on futures contracts held in China A-Share Portfolio and S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Derivative Investments

China A-Share Portfolio and S&P 500® Downside Hedged Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. These disclosures are intended to improve financial reporting about the effects of derivative instruments and hedging activities by enabling investors to better understand an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of each Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30 2014:

China A-Share Portfolio

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity contract risk
Futures contracts(a)	$—	$(19,222)

S&P 500® Downside Hedged Portfolio

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity contract risk
Futures contracts(a)	$219,998	$(437,193)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on futures contracts

Effect of Derivative Instruments for the six month period ended April 30, 2014

The table below summarizes each Fund’s gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

China A-Share Portfolio

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Equity contract risk	$(205,115)
Change in Unrealized Appreciation
Equity contract risk	(51,323)

Total	$(256,438)

*	The average notional value of outstanding futures during the period was $2,299,849.

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S&P 500® Downside Hedged Portfolio

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Equity contract risk	$(5,250,181)
Change in Unrealized Appreciation (Depreciation)
Equity contract risk	(155,508)

Total	$(5,405,689)

*	The average notional value of outstanding futures during the period was $14,745,811.

Open Futures Contracts
China A-Share Portfolio	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
SGX FTSE China A50 Index Futures	334	May-2014/Long	$2,241,140	$(19,222)

S&P 500® Downside Hedged Portfolio	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	912	May-2014/Long	13,680,000	$(363,802)
CBOE Volatility Index (VIX) Futures	547	June-2014/Long	8,615,250	(73,391)
S&P 500 E-Mini Futures	360	June-2014/Long	33,802,200	219,998

			$56,097,450	$(217,195)

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Funds are not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2014.

China A-Share Portfolio

Liabilities:				Collateral Pledged
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of liabilities presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Goldman Sachs	$19,222	$—	$19,222	$—	$(19,222)	$—

S&P 500® Downside Hedged Portfolio

Assets:				Collateral Received
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of assets presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Merrill Lynch	$219,998	$(219,998)	$—	$—	$—	$—

Liabilities:				Collateral Pledged
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of liabilities presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Merrill Lynch	$437,193	$(219,998)	$217,195	$—	$(217,195)	$—

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Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of October 31, 2013, which expire as follows:

	Post-effective no expiration
	Short-term	Long-term	Total*
Active U.S. Real Estate Fund	$910,460	$—	$910,460
China A-Share Portfolio	65,902	—	65,902
S&P 500® Downside Hedged Portfolio	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$23,535,650	$24,603,588
China A-Share Portfolio	—	—
S&P 500® Downside Hedged Portfolio	114,029,911	107,704,750

For the six month period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate Fund	$9,209,385	$8,150,164
China A-Share Portfolio	—	—
S&P 500® Downside Hedged Portfolio	117,931,365	40,679,323

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active U.S. Real Estate Fund	$32,802,545	$2,219,479	$2,474,435	$(254,956)
China A-Share Portfolio	1,800,000	—	—	—
S&P 500® Downside Hedged Portfolio	205,692,251	10,053,747	10,222,339	(168,592)

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s the unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

24

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For the China A-Share Portfolio, Creation Units are issued and redeemed in exchange for the deposit or delivery of cash and for the S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Cash equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

In addition to the fees and expenses which the PowerShares China A-Share Portfolio and the PowerShares S&P 500® Downside Hedged Portfolio (the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in each Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000.00	$1,068.70	0.80%	$4.10
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
PowerShares China A-Shares Portfolio (CHNA)
Actual	1,000.00	895.45	0.44	2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44	2.21
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	1,000.00	1,028.24	0.36	1.81
Hypothetical (5% return before expenses)	1,000.00	1,023.01	0.36	1.81

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

26

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund, PowerShares S&P 500® Downside Hedged Portfolio and PowerShares China A-Share Portfolio (each, a “Fund” and together, the “Funds”):

—	the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

—	the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Active U.S. Real Estate Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund, its benchmark index and the Fund’s Lipper peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2013. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period and ranked in the 3rd quartile of its Lipper peer group for the one- and five-year periods, in the 2nd quartile of its Lipper peer group for the three-year period and in the 1st quartile of its Lipper peer group for the since-inception period.

The Trustees also reviewed information on the performance of the PowerShares S&P 500® Downside Hedged Portfolio, its benchmark index and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 6, 2012) periods ended December 31, 2013. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period and ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees noted that PowerShares China A-Share Portfolio is a new Fund and does not have one full year of performance. The Trustees reviewed information on the performance of the Fund and its benchmark index for the period since the Fund’s inception (October 10, 2013) through December 31, 2013. Based on the information provided, the Board noted that the Fund underperformed its benchmark for that short period.

The Trustees considered the Adviser’s explanation for the Funds’ performance. The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and the Sub-Advisers for PowerShares Active U.S. Real Estate Fund. They noted the significant amount of time, effort and resources that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable. The Trustees also noted that the Adviser is responsible for overseeing each Fund’s operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

27

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds (except for PowerShares China A-Share Portfolio) and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.80% for PowerShares Active U.S. Real Estate Fund, 0.39% for PowerShares S&P 500® Downside Hedged Portfolio and 0.50% for PowerShares China A-Share Portfolio and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients, other than other ETFs also overseen by the Trustees, with comparable investment objectives and strategies as the Funds. The Trustees noted that:

—	the advisory fee for PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its ETF peer funds and its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

—	the advisory fee for PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its ETF peer fund, its open-end index peer fund and its open-end actively-managed peer funds; and

—	the advisory fee for PowerShares China A-Share Portfolio was lower than the median net expense ratios of its ETF peer funds and its open-end actively-managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Active U.S. Real Estate Fund’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund under the Sub-Advisory Agreement were appropriate and reasonable.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Active U.S. Real Estate Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Active U.S. Real Estate Fund. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Active U.S. Real Estate Fund was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund, the Trustees considered the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-10
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:	July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date:	July 7, 2014

By:	/s/ Steven Hill
Name:	Steven Hill
Title:	Treasurer

Date:	July 7, 2014